Commitments - Guarantees provided (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments
Fair value of guarantee recorded in Other non-current liabilities	$ 468	$ 353	$ (23)
Certain associates and joint ventures
Commitments
Fair value of guarantee recorded in Other non-current liabilities	877	525
Financial guarantees provided	$ 1,557	$ 1,655